Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of assets
	March 31, 2014				March 31, 2015
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Forward contracts (1)	—	(327)	—	(327)	—	(196)	—	(196)
Investment product (2)	—	—	—	—	—	—	391	391